Property and Equipment - Schedule of Property and Equipment, Net (Details) - Previously Reported [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	$ 175,265	$ 148,382
Less: accumulated depreciation	(149,160)	(124,803)
Property and equipment, net	$ 26,105	$ 23,579